Inventories, net (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Inventories, net
Raw materials	$ 1,793	$ 2,105
Work in process	1,574	1,761
Finished goods	1,442	1,572
Advances to suppliers	188	253
Inventories, net before advance payments consumed	4,997	5,691
Advance payments consumed	(240)	(315)
Total inventory, net	4,757	5,376
Cost of inventories relating to long-term contracts	$ 411	$ 338